Acquisitions - Summary of Operation Attributable to Acquisition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net revenue	¥ 13,408,421		¥ 8,886,390	¥ 3,707,358
Net loss	2,815,775	$ 409,537	¥ 2,148,098	¥ 978,969
Tantan Limited [Member]
Net revenue	417,998
Net loss	¥ 519,206